Unsecured Convertible Loan (Details Narrative)						1 Months Ended	12 Months Ended
	Sep. 10, 2019 CAD ($)	Sep. 10, 2019 USD ($)	Mar. 08, 2019	Sep. 17, 2018	Mar. 16, 2018 USD ($) $ / shares	Jul. 31, 2018 $ / shares shares	Jul. 31, 2019 CAD ($) shares	Jul. 31, 2018 CAD ($) shares	Jul. 31, 2019 $ / shares	Apr. 23, 2019 $ / shares	Sep. 28, 2018 $ / shares
Statement Line Items [Line Items]
Interest rate	5.00%	5.00%							5.00%
Warrant exercise price | $ / shares						$ 42.00			$ 42.00		$ 42.00
Convertible Notes							$ 674,645	$ 106,843
Conversion of notes to shares | shares							22,488	3,561
Conversion of notes to warrants | shares						3,561	22,488	3,561
Repayment of convertible notes	$ 477,599
USD [Member]
Statement Line Items [Line Items]
Repayment of convertible notes		$ 362,819
Unsecured Convertible Loan [Member]
Statement Line Items [Line Items]
Interest rate					5.00%
Conversion price | $ / shares					$ 30.00
Warrant exercise price | $ / shares					$ 42.00					$ 36.00
Maturity			On March 8, 2019, the Company and the Noteholders agreed to extend the repayment date of the Convertible Notes, to September 7, 2019.	On September 17, 2018, the Company and the Noteholders agreed to extend the repayment date of the Convertible Notes to March 20, 2019	The original repayment date of the Convertible Notes was September 16, 2018.
Unsecured Convertible Loan [Member] | USD [Member]
Statement Line Items [Line Items]
Principal amount					$ 885,000